36. EVENTS AFTER THE REPORTING PERIOD (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Income (Looss)
Other operating income (expense), net	R$ 224,384	R$ 19,311	R$ (333,467)
Income taxes	195,395	333,302	251,809
Net income from continuing operations	1,078,333	(2,114,506)	R$ (966,765)
Statement of Financial Position
Other current liabilities	717,027	524,518
Deferred income tax	85,310	65,774
Accumulated losses	(4,131,913)	R$ (4,279,003)
Total assets and total liabilites and equity	41,770,139
As Filled With The CVM [Member]
Statement of Income (Looss)
Other operating income (expense), net	428,820
Income taxes	(125,887)
Net income from continuing operations	1,213,261
Statement of Financial Position
Other current liabilities	512,591
Deferred income tax	1,845,862
Accumulated losses	(3,996,985)
Total assets and total liabilites and equity	41,700,631
Adjustment For Class Action Settlement [Member]
Statement of Income (Looss)
Other operating income (expense), net	(204,436)
Income taxes	(69,508)
Net income from continuing operations	(134,928)
Statement of Financial Position
Other current liabilities	204,436
Deferred income tax	69,508
Accumulated losses	(134,928)
Total assets and total liabilites and equity	R$ 69,508